Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expense		$ 27,095	$ 26,366
Income Taxes Receivable		9,717	18,139	$ 20,250
Security Deposit		15,233	14,369	9,226
Financing Receivable, after Allowance for Credit Loss		4,163	0
Prepaid Compensation Assets		0	5,615	0
Inventory, Net		0	1,139	1,122
Net Investment in Lease, Nonaccrual		0	944	11,058
Prepaid Expense and Other Assets	$ 56,208	$ 56,208	$ 66,572	$ 90,998